INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

13) INCOME TAXES

For the year ended December 31, ($ thousands)	2013	2012	2011

Current Tax
Canada	$(621)	$(2,074)	$569
United States	8,510	3,722	80,626

Current tax expense/(recovery)	7,889	1,648	81,195

Deferred Tax
Canada	$(21,166)	$17,720	$(311)
United States	51,919	(292,359)	(163,297)

Deferred tax expense/(recovery)	30,753	(274,639)	(163,608)

Income tax expense/(recovery)	$38,642	$(272,991)	$(82,413)

Deferred income tax expense recognized in Other Comprehensive Income totaled $1.0 million for 2013 ($3.0 million recovery in 2012, and $0.1 million expense in 2011) related to marketable securities.

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2013	2012	2011

Income/(loss) before taxes
Canada	$(74,946)	$220,259	$113,712
United States	161,564	(763,947)	(183,314)

Total income/(loss) before taxes	$86,618	$(543,688)	$(69,602)
Canadian statutory rate	25.35%	25.32%	26.82%

Expected income tax expense/(recovery)	$21,958	$(137,662)	$(18,667)
Impact on taxes resulting from:
Foreign tax rate differential	$10,407	$(106,858)	$(35,440)
Statutory and other rate differences	(1,976)	(7,828)	(28,923)
Recognition of previously unrecognized deferred tax assets	(690)	(11,082)	(3,970)
Non-taxable capital (gains)/losses	4,884	(12,248)	(364)
Share-based compensation	2,335	2,574	3,307
Other	1,724	113	1,644

Income tax expense/(recovery)	$38,642	$(272,991)	$(82,413)

Deferred income tax asset (liability) consists of the following temporary differences:

($ thousands)	2013	2012

Deferred income tax liabilities
Property, plant and equipment	$(62,565)	$(11,473)
Long-Term debt	(2,154)	(10,825)
Deferred financial assets and credits	–	(10,320)
Other	(7,189)	–

Total deferred income tax liabilities	(71,908)	(32,618)

Deferred income tax assets
Tax loss carryforwards and other credits	$551,331	$541,694
Asset retirement obligation	75,677	65,858
Deferred financial assets and credits	2,114	–
Marketable Securities	1,620	2,688
Other	6,697	4,128

Total deferred income tax assets	637,439	614,368
Less valuation allowance	(152,644)	(154,104)

Total deferred income tax assets, net	484,795	460,264

Net deferred income tax asset/(liability)	$412,887	$427,646

The net deferred income tax asset includes a current deferred income tax asset of $48.5 million (December 31, 2012 – liability of $9.4 million) and a long-term deferred income tax asset of $364.4 million (December 31, 2012 – $437.1 million).

Loss carryforwards and tax credits that can be utilized in future years are as follows:

As at December 31 ($ thousands)	2013	Expiration Date

Canada
Capital losses	$1,208,000	Indefinite
Non-capital losses	445,000	2028-2031
United States
Net operating losses	463,000	2030-2033
Alternative minimum tax credits	99,000	Indefinite

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

For the years ended December 31 ($ thousands)	2013	2012	2011

Balance, beginning of year	$18,500	$13,600	$13,200
Increase/(decrease) for tax positions of prior years	(500)	4,900	1,000
Lapse of statute of limitations	–	–	(600)

Balance, end of year	$18,000	$18,500	$13,600

If recognized, all of Enerplus' unrecognized tax benefits as at December 31, 2013 would affect Enerplus' effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Enerplus recognizes accrued interest in respect of unrecognized tax benefits in income tax expense. During 2013, Enerplus recognized an interest recovery of $0.1 million (2012 – expense of $0.3 million; 2011 – expense of $1.5 million). As at December 31, 2013 Enerplus had a liability of $0.2 million (December 31, 2012 – $0.3 million) for interest accrued related to unrecognized tax benefits.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2013
United States – Federal & State	2008-2013

Enerplus' group of companies files income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.